ORGANIZATION AND BUSINESS DESCRIPTION - Variable interest entities (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	$ 31,366,363		$ 27,514,785
Non-current assets	351,409		356,142
Total assets	31,717,772	$ 26,019,158	27,870,927
Current liabilities	8,652,833		7,206,039
Non-current liabilities	1,899,312		2,030,201
Total liabilities	10,552,145		9,236,240
Revenue	34,094,368	26,497,821
Net income	1,927,195	2,471,757
Net cash used in operating activities	(688,641)	(3,722,802)
Net cash provided by (used in) investing activities	1,681,833	(208,723)
Net cash (used in) provided by financing activities	(3,500)	2,774,941
Variable Interest Entities
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	31,554,142		27,596,175
Non-current assets	349,896		356,142
Total assets	31,904,038		27,952,317
Current liabilities	8,168,790		6,885,996
Non-current liabilities	1,899,312		2,030,201
Total liabilities	10,068,102		$ 8,916,197
Revenue	34,094,368	26,497,821
Net income	2,189,802	2,561,544
Net cash used in operating activities	(655,122)	(3,722,802)
Net cash provided by (used in) investing activities	1,683,307	(208,723)
Net cash (used in) provided by financing activities	$ (141,394)	$ 2,597,355